Related Party Transaction and Balance - Schedule of Transactions with Related Parties (Details) - USD ($)		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Chan Sze Ho [Member]
Related Party Transaction [Line Items]
Brokerage commission	[1]		$ 26
Cheung Yuk Shan [Member]
Related Party Transaction [Line Items]
Brokerage commission	[1]		96	144
Handling income on custodian service	[2]		2,056
I Win Growth SPC – Fund 1 SP [Member]
Related Party Transaction [Line Items]
Brokerage commission	[1]			9,095
Investment management fee income	[3]			2,088
Interest income and other	[4]			3,603
Lau Kam Yan, Karen [Member]
Related Party Transaction [Line Items]
Brokerage commission	[1]	40	49	3,303
Interest income and other	[4]			1
Lobster Financial Holdings Limited [Member]
Related Party Transaction [Line Items]
Brokerage commission	[1]			1,211
Interest income and other	[4]			271
Tse Tim [Member]
Related Party Transaction [Line Items]
Brokerage commission	[1]	11,463	1,009	56,055
Handling income on dividend collection	[5]		1
Interest income and other	[4]	2,019	1,054	1,830
Wu Hin Lun [Member]
Related Party Transaction [Line Items]
Brokerage commission	[1]	419		296
Interest income and other	[4]		17	9
Zhu Yun [Member]
Related Party Transaction [Line Items]
Brokerage commission	[1]			1,083
Interest income and other	[4]			28
Related Party [Member]
Related Party Transaction [Line Items]
Brokerage commission		11,922	1,180	71,187
Handling income on dividend collection			2,057
Interest income and other		$ 2,019	$ 1,071	$ 5,742

[1]	The amounts for the six months ended September 30, 2024, 2023 and 2022 represented fees and commissions from securities brokerage services based on a fixed rate for each transaction.
[2]	The amounts for the six months ended September 30, 2023 represented handling income from custodian services rendered.
[3]	The amounts for the six months ended September 30, 2022 represented income from investment management services rendered.
[4]	The amounts for the six months ended September 30, 2024, 2023 and 2022 represented interests charged on overdue receivables from related parties arising from brokerage transactions.
[5]	The amounts for the six months ended September 30, 2023 represented handling income from dividend collection services rendered.